Segment Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 220,871	$ 166,841	$ 125,959
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	168,655	138,564	103,384
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	162,479	133,615	99,519
Other Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	6,176	4,949	3,865
Europe, Middle East, and Africa (“EMEA”)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	36,300	18,918	15,023
Asia Pacific and Japan (“APJ”)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 15,916	$ 9,359	$ 7,552